Earn-out Liability	12 Months Ended
Dec. 27, 2014
Other Liabilities Disclosure [Abstract]
Earn-out Liability

(9) Earn-out Liability

In accordance with the terms of the acquisition agreement related to Wing Stop Holding Corporation’s acquisition of the equity interests of WHI on April 9, 2010, an earn-out payment, with a minimum payout of $0 and maximum payout of $5.0 million, which was contingent upon specific revenue benchmarks, was recorded at an acquisition date fair value of $2.5 million on the Company’s balance sheet. During the year ended December 29, 2012, the Company achieved the benchmarks specified in the acquisition agreement to trigger a required earn-out payment of $5.0 million. Accordingly, an additional liability and expense was included in the Consolidated Statements of Operations and Consolidated Balance Sheets, respectively, at December 29, 2012 and for the fiscal year then ended. During fiscal year 2013, the Company made the full $5.0 million payment due under the terms of the earn-out, and there are no further obligations related to the earn-out remaining under the acquisition agreement.